Income Tax - Schedule of One-off Tax Reduction (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of One-off Tax Reduction [Line Items]
Deferred tax assets	$ 96,896	$ 125,049
Net deferred tax assets	96,896	92,026
Hong Kong [Member]
Schedule of One-off Tax Reduction [Line Items]
Deferred tax assets	96,896	92,026
Deferred tax liabilities
Net deferred tax assets	$ 96,896	$ 92,026